LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–45.65%
INVESTMENT COMPANY–45.65%
International Equity Fund–45.65%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	25,188,783	$200,250,823
Total Affiliated Investment (Cost $245,942,697)		200,250,823
UNAFFILIATED INVESTMENTS–46.84%
INVESTMENT COMPANIES–46.84%
International Equity Fund–43.59%
*Dimensional Investment Group– DFA International Value Portfolio	15,856,591	191,230,493
		191,230,493
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	14,242,505	$ 14,242,505
		14,242,505
Total Unaffiliated Investments (Cost $260,203,088)		205,472,998

TOTAL INVESTMENTS–92.49% (Cost $506,145,785)	405,723,821
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–7.51%	32,957,476
NET ASSETS APPLICABLE TO 63,703,965 SHARES OUTSTANDING–100.00%	$438,681,297

✧✧ Standard Class shares.
* Class I shares.

The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(876)	90 Day IMM NEW BPound	$(68,196,600)	$(68,147,815)	6/15/20	$—	$(48,785)
(810)	Euro	(111,876,188)	(113,270,227)	6/15/20	1,394,040	—
(699)	Japanese Yen	(81,429,131)	(82,773,033)	6/15/20	1,343,902	—
					2,737,942	(48,785)
Equity Contracts:
(3,832)	Euro STOXX 50 Index	(116,096,752)	(99,031,278)	6/19/20	—	(17,065,474)
(1,004)	FTSE 100 Index	(70,278,553)	(63,019,111)	6/19/20	—	(7,259,442)
(461)	Nikkei 225 Index (OSE)	(81,117,136)	(73,147,775)	6/11/20	—	(7,969,361)
					—	(32,294,277)
Total Futures Contracts					$2,737,942	$(32,343,062)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
IMM–International Monetary Market
OSE–Osaka Securities Exchange
See accompanying notes.
LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$200,250,823	$—	$—	$200,250,823
Unaffiliated Investment Companies	205,472,998	—	—	205,472,998
Total Investments	$405,723,821	$—	$—	$405,723,821
Derivatives:
Assets:
Futures Contracts	$2,737,942	$—	$—	$2,737,942
Liabilities:
Futures Contracts	$(32,343,062)	$—	$—	$(32,343,062)
There were no Level 3 investments at the beginning or end of the period.
LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional International Equity Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Number of Shares 03/31/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-45.65%@
International Equity Fund-45.65%@
✧✧LVIP Dimensional International Core Equity Fund	$281,454,090	$16,329,821	$19,625,923	$(7,358,971)	$(70,548,194)	$200,250,823	25,188,783	$—	$—

@ As a percentage of Net Assets as of March 31, 2020.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
5. Subsequent Events
At a meeting of the Board of Trustees of the Trust on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) to subadvise the Fund’s managed volatility strategy, effective on or about May 1, 2020. The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Fund. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. as subadviser to the Fund’s managed volatility strategy.
LVIP Dimensional International Equity Managed Volatility Fund–4